Aristotle/Saul Global Opportunities Fund

Class I Shares

(Ticker Symbol: ARSOX)

Aristotle International Equity Fund

Class I Shares

(Ticker Symbol: ARSFX)

Each a series of Investment Managers Series Trust

Supplement dated August 31, 2018, to the

Prospectus and the Statement of Additional Information (“SAI”) dated May 1, 2018.

Effective September 1, 2018 (the “Effective Date”), Aristotle Capital Management, LLC (the “Advisor”) has agreed to lower its management fee for the Aristotle/Saul Global Opportunities Fund (the “Global Opportunities Fund”) and the Aristotle International Equity Fund (the “International Equity Fund”) from 0.90% and 0.80%, respectively, to 0.70% of each Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses of the Global Opportunities Fund and the International Equity Fund, excluding certain expenses as described below, from 0.98% and 0.93%, respectively, to 0.80% of the average daily net assets of each Fund's Class I shares.

Accordingly, as of the Effective Date, the “Fees and Expenses of the Fund” section with respect to the Global Opportunities Fund beginning on page 1 of the Prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunities Fund.

Shareholder Fees (fees paid directly from your investment)	Class I Shares
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%
Wire fee	$20
Overnight check delivery fee	$25
Retirement account fees (annual maintenance fee)	$15

Annual Fund Operating Expenses¹ (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.70%
Distribution (Rule 12b-1) fees	None
Other expenses	0.35%
Total annual fund operating expenses	1.05%
Fees waived and/or expenses reimbursed	(0.25)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses²	0.80%

1	The expense information in the table has been restated to reflect the current management fee and expense cap, effective September 1, 2018.
2	The Global Opportunities Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.80% of the average daily net assets of Class I Shares of the Global Opportunities Fund. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. The Global Opportunities Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Global Opportunities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 82	$ 283	$ 530	$ 1,236

As of the Effective Date, the “Fees and Expenses of the Fund” section with respect to the International Equity Fund beginning on page 8 of the Prospectus is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

Shareholder Fees (fees paid directly from your investment)		Class I Shares
Maximum sales charge (load) imposed on purchases		None
Maximum deferred sales charge (load)		None
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)		1.00%
Wire fee		$20
Overnight check delivery fee		$25
Retirement account fees (annual maintenance fee)		$15

Annual Fund Operating Expenses¹ (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.70%
Distribution (Rule 12b-1) fee		None
Other expenses		1.58%
Shareholder servicing fees	0.11%
All other expenses	1.47%
Total annual fund operating expenses		2.28%
Fees waived and/or expenses reimbursed		(1.48)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses²		0.80%

1	The expense information in the table has been restated to reflect the current management fee and expense cap, effective September 1, 2018.
2	The International Equity Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.80% of the Fund’s average daily net assets. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. The International Equity Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the International Equity Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 82	$ 418	$ 940	$ 2,376

As of the Effective Date, the second and third paragraphs under “Investment Advisors” on page 48 of the Prospectus are deleted and replaced with the following:

Pursuant to the Global Opportunities Advisory Agreement, the Global Opportunities Fund pays Aristotle Capital an annual advisory fee of 0.70% of the Fund’s average daily net assets for the services and facilities it provides, payable on a monthly basis. Prior to September 1, 2018, the Global Opportunities Fund paid Aristotle Capital an annual advisory fee of 0.90% of the Fund’s average daily net assets. For the fiscal year ended December 31, 2017, Aristotle Capital received advisory fees of 0.63% of the Global Opportunities Fund’s average daily net assets, after waiving fees pursuant to its expense limitation agreement with the Trust on behalf of the Global Opportunities Fund.

Pursuant to the International Equity Advisory Agreement, the International Equity Fund pays Aristotle Capital an annual advisory fee of 0.70% of the Fund’s average daily net assets for the services and facilities it provides, payable on a monthly basis. Prior to September 1, 2018, the International Equity Fund paid Aristotle Capital an annual advisory fee of 0.80% of the Fund’s average daily net assets. For the fiscal year ended December 31, 2017, Aristotle Capital waived its entire management fee payable by the International Equity Fund pursuant to its contractual expense limitation agreement with the Trust on behalf of the International Equity Fund.

As of the Effective Date, the second paragraph under “Fund Expenses” on page 53 of the Prospectus and the second paragraph under “Fund Expenses” on page B-43 of the SAI is deleted and replaced with the following:

The respective Advisor of each Fund has contractually agreed to waive its fees and/or pay for operating expenses of its Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.80%, 0.80%, 0.62%, 0.78%, 0.90% and 0.65% of the average daily net assets of the Global Opportunities Fund, International Equity Fund, Strategic Credit Fund, Value Equity Fund, Small Cap Equity Fund and Core Equity Fund, respectively. This agreement is effective until April 30, 2019 with respect to the Strategic Credit Fund and Core Equity Fund, April 30, 2020 with respect to the Global Opportunities Fund, the International Equity Fund and the Value Equity Fund, and April 30, 2028 with respect to the Small Cap Equity Fund. Each agreement may be terminated before that date only by the Trust’s Board of Trustees. Prior to September 1, 2018, Aristotle Capital limited expenses to 0.98% and 0.93% of the average daily net assets of the Global Opportunities Fund and International Equity Fund, respectively.

As of the Effective Date, all references in the Fund’s Prospectus and SAI to the annual management fees and expense limitation arrangements are revised as indicated above.

Please file this Supplement with your records.

3